Loss per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss attributable to the Company's common shareholders
Net loss attributable to the Company's common shareholders	$ (4,450,994)	$ (8,910,002)	$ (5,136,434)
Weighted average shares outstanding - Basic and diluted	17,806,586	17,617,416	17,312,586
Loss per share - Basic and diluted	$ (0.25)	$ (0.51)	$ (0.30)